AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 55.8%
Information Technology – 11.8%
Communications Equipment – 0.4%
Arista Networks, Inc.(a)	2,622	$295,997
Cisco Systems, Inc.	44,051	1,762,040
F5, Inc.(a)	634	91,759
Juniper Networks, Inc.	3,432	89,644
Motorola Solutions, Inc.	1,775	397,547
Nokia Oyj	55,525	238,372
Telefonaktiebolaget LM Ericsson - Class B	29,407	171,897

		3,047,256

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	6,328	423,723
Azbil Corp.(b)	1,243	32,401
CDW Corp./DE	1,439	224,599
Corning, Inc.	8,093	234,859
Halma PLC	3,825	86,033
Hamamatsu Photonics KK	1,413	60,564
Hexagon AB - Class B	19,610	183,140
Hirose Electric Co., Ltd.	326	42,753
Ibiden Co., Ltd.(b)	1,205	32,943
Keyence Corp.	1,997	660,129
Keysight Technologies, Inc.(a)	1,914	301,187
Kyocera Corp.	3,322	167,358
Murata Manufacturing Co., Ltd.	5,966	274,598
Omron Corp.	1,974	90,443
Shimadzu Corp.	2,386	62,600
TDK Corp.	4,060	125,334
TE Connectivity Ltd.	3,402	375,445
Teledyne Technologies, Inc.(a)	499	168,398
Trimble, Inc.(a)	2,635	143,001
Venture Corp. Ltd.	2,790	31,703
Yaskawa Electric Corp.(b)	2,418	69,585
Yokogawa Electric Corp.	2,300	36,235
Zebra Technologies Corp. - Class A(a)	551	144,368

		3,971,399

IT Services – 2.0%
Accenture PLC - Class A	6,729	1,731,372
Adyen NV(a) (b) (c)	225	280,611
Akamai Technologies, Inc.(a)	1,691	135,821
Amadeus IT Group SA(a)	4,617	214,056
Automatic Data Processing, Inc.	4,420	999,760
Bechtle AG	825	29,658
Broadridge Financial Solutions, Inc.	1,247	179,967
Capgemini SE	1,681	269,129
Cognizant Technology Solutions Corp. - Class A	5,508	316,380
Computershare Ltd.	5,474	87,311
DXC Technology Co.(a)	2,445	59,854
Edenred	2,613	120,383
EPAM Systems, Inc.(a)	610	220,936
Fidelity National Information Services, Inc.	6,468	488,787
Fiserv, Inc.(a)	6,804	636,650
FleetCor Technologies, Inc.(a)	798	140,584

Company	Shares	U.S. $ Value

Fujitsu Ltd.	2,015	$220,949
Gartner, Inc.(a)	841	232,696
Global Payments, Inc.	2,948	318,531
GMO Payment Gateway, Inc.(b)	424	29,066
International Business Machines Corp.	9,608	1,141,526
Itochu Techno-Solutions Corp.	967	22,668
Jack Henry & Associates, Inc.	775	141,259
Mastercard, Inc. - Class A	9,077	2,580,954
NEC Corp.	2,474	79,218
Nexi SpA(a) (b) (c)	5,280	42,652
Nomura Research Institute Ltd.	3,384	82,648
NTT Data Corp.	6,358	82,127
Obic Co., Ltd.	736	98,693
Otsuka Corp.	1,148	35,803
Paychex, Inc.	3,408	382,412
PayPal Holdings, Inc.(a)	12,303	1,058,919
SCSK Corp.	1,574	23,829
TIS, Inc.	2,330	61,861
VeriSign, Inc.(a)	993	172,484
Visa, Inc. - Class A	17,393	3,089,866
Wix.com Ltd.(a)	641	50,145
Worldline SA/France(a) (c)	2,518	99,526

		15,959,091

Semiconductors & Semiconductor Equipment – 2.3%
Advanced Micro Devices, Inc.(a)	17,173	1,088,081
Advantest Corp.(b)	1,927	88,990
Analog Devices, Inc.	5,530	770,550
Applied Materials, Inc.	9,254	758,180
ASM International NV	488	109,267
ASML Holding NV	4,171	1,727,957
Broadcom, Inc.	4,296	1,907,467
Disco Corp.	310	68,340
Enphase Energy, Inc.(a)	1,441	399,834
Infineon Technologies AG	13,326	291,626
Intel Corp.	43,680	1,125,634
KLA Corp.	1,509	456,669
Lam Research Corp.	1,457	533,262
Lasertec Corp.(b)	797	80,164
Microchip Technology, Inc.	5,877	358,673
Micron Technology, Inc.	11,735	587,924
Monolithic Power Systems, Inc.	473	171,888
NVIDIA Corp.	26,638	3,233,587
NXP Semiconductors NV	2,793	411,995
ON Semiconductor Corp.(a)	4,609	287,279
Qorvo, Inc.(a)	1,098	87,192
QUALCOMM, Inc.	11,946	1,349,659
Renesas Electronics Corp.(a)	11,966	100,314
Rohm Co., Ltd.	951	62,325
Skyworks Solutions, Inc.	1,707	145,556
SolarEdge Technologies, Inc.(a)	592	137,024
STMicroelectronics NV	7,009	217,820
SUMCO Corp.	3,351	39,043
Teradyne, Inc.	1,668	125,350
Texas Instruments, Inc.	9,720	1,504,462
Tokyo Electron Ltd.	1,536	378,463
Tower Semiconductor Ltd.(a)	1,109	48,409

		18,652,984

Company	Shares	U.S. $ Value

Software – 3.7%
Adobe, Inc.(a)	4,979	$1,370,221
ANSYS, Inc.(a)	926	205,294
Autodesk, Inc.(a)	2,311	431,695
AVEVA Group PLC	1,215	41,920
Cadence Design Systems, Inc.(a)	2,913	476,072
Ceridian HCM Holding, Inc.(a)	1,628	90,973
Check Point Software Technologies Ltd.(a)	1,070	119,861
Citrix Systems, Inc.	1,327	137,875
CyberArk Software Ltd.(a)	434	65,074
Dassault Systemes SE	6,821	235,496
Fortinet, Inc.(a)	6,962	342,043
Intuit, Inc.	3,001	1,162,347
Microsoft Corp.	79,336	18,477,354
Nemetschek SE	581	27,578
Nice Ltd.(a)	661	124,383
NortonLifeLock, Inc.	6,145	123,760
Oracle Corp.	16,159	986,830
Oracle Corp.Japan	387	20,513
Paycom Software, Inc.(a)	517	170,605
PTC, Inc.(a)	1,125	117,675
Roper Technologies, Inc.	1,128	405,674
Sage Group PLC (The)	10,307	79,432
Salesforce, Inc.(a)	10,585	1,522,546
SAP SE	10,715	873,220
ServiceNow, Inc.(a)	2,149	811,484
Synopsys, Inc.(a)	1,627	497,065
Temenos AG (REG)	677	45,641
Trend Micro, Inc./Japan	1,437	77,401
Tyler Technologies, Inc.(a)	442	153,595
WiseTech Global Ltd.	1,473	48,127
Xero Ltd.(a)	1,438	66,546

		29,308,300

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	160,701	22,208,878
Brother Industries Ltd.	2,377	41,066
Canon, Inc.	10,295	224,869
FUJIFILM Holdings Corp.	3,723	170,047
Hewlett Packard Enterprise Co.	13,822	165,588
HP, Inc.	9,681	241,251
Logitech International SA (REG)(b)	1,847	84,440
NetApp, Inc.	2,338	144,605
Ricoh Co., Ltd.	5,831	42,696
Seagate Technology Holdings PLC	2,078	110,612
Seiko Epson Corp.(b)	2,818	38,478
Western Digital Corp.(a)	3,331	108,424

		23,580,954

		94,519,984

Company	Shares	U.S. $ Value

Health Care – 8.2%
Biotechnology – 1.1%
AbbVie, Inc.	18,809	$2,524,356
Amgen, Inc.	5,691	1,282,751
Argenx SE(a)	565	204,049
Biogen, Inc.(a)	1,544	412,248
CSL Ltd.	4,943	898,969
Genmab A/S(a)	678	218,115
Gilead Sciences, Inc.	13,333	822,513
Grifols SA(a) (b)	3,005	25,961
Incyte Corp.(a)	1,964	130,881
Moderna, Inc.(a)	3,579	423,217
Regeneron Pharmaceuticals, Inc.(a)	1,140	785,312
Swedish Orphan Biovitrum AB(a)	1,717	33,184
Vertex Pharmaceuticals, Inc.(a)	2,728	789,865

		8,551,421

Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	18,629	1,802,542
ABIOMED, Inc.(a)	484	118,899
Alcon, Inc.	5,179	300,825
Align Technology, Inc.(a)	773	160,096
Asahi Intecc Co., Ltd.(b)	2,189	34,911
Baxter International, Inc.	5,357	288,528
Becton Dickinson and Co.	3,034	676,066
BioMerieux	475	37,573
Boston Scientific Corp.(a)	15,229	589,819
Carl Zeiss Meditec AG	450	46,743
Cochlear Ltd.	695	86,331
Coloplast A/S - Class B	1,240	126,014
Cooper Cos., Inc. (The)	525	138,548
Demant A/S(a)	964	23,831
DENTSPLY SIRONA, Inc.	2,292	64,978
Dexcom, Inc.(a)	4,176	336,335
DiaSorin SpA(b)	292	32,585
Edwards Lifesciences Corp.(a)	6,595	544,945
Fisher & Paykel Healthcare Corp., Ltd.	5,813	60,251
Getinge AB - Class B	2,304	39,401
GN Store Nord AS	1,388	24,313
Hologic, Inc.(a)	2,656	171,365
Hoya Corp.	3,772	363,464
IDEXX Laboratories, Inc.(a)	886	288,659
Intuitive Surgical, Inc.(a)	3,799	712,085
Koninklijke Philips NV(b)	8,984	138,322
Medtronic PLC	14,135	1,141,401
Olympus Corp.	12,545	241,337
ResMed, Inc.	1,558	340,111
Siemens Healthineers AG(c)	2,928	125,598
Smith & Nephew PLC	8,859	102,258
Sonova Holding AG (REG)	556	122,354
STERIS PLC	1,064	176,922
Straumann Holding AG (REG)	1,185	108,380
Stryker Corp.	3,582	725,498
Sysmex Corp.	1,777	94,956
Teleflex, Inc.	499	100,529
Terumo Corp.	6,668	187,439
Zimmer Biomet Holdings, Inc.	2,232	233,356

		10,907,568

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.5%
AmerisourceBergen Corp.	1,654	$223,836
Amplifon SpA	1,254	32,672
Cardinal Health, Inc.	2,898	193,239
Centene Corp.(a)	6,080	473,085
Cigna Corp.	3,246	900,668
CVS Health Corp.	13,966	1,331,937
DaVita, Inc.(a)	592	49,000
Elevance Health, Inc.	2,553	1,159,675
Fresenius Medical Care AG & Co. KGaA	2,066	58,205
Fresenius SE & Co. KGaA	4,219	89,929
HCA Healthcare, Inc.	2,290	420,879
Henry Schein, Inc.(a)	1,448	95,235
Humana, Inc.	1,346	653,066
Laboratory Corp. of America Holdings	962	197,027
McKesson Corp.	1,529	519,661
Molina Healthcare, Inc.(a)	618	203,841
Quest Diagnostics, Inc.	1,240	152,135
Ramsay Health Care Ltd.(b)	1,844	67,689
Sonic Healthcare Ltd.	4,591	89,548
UnitedHealth Group, Inc.	9,951	5,025,653
Universal Health Services, Inc. - Class B	699	61,638

		11,998,618

Health Care Technology – 0.0%
M3, Inc.	4,607	128,636

Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	3,178	386,286
Bachem Holding AG (REG)(b)	399	25,094
Bio-Rad Laboratories, Inc. - Class A(a)	228	95,108
Bio-Techne Corp.	417	118,428
Charles River Laboratories International, Inc.(a)	541	106,469
Danaher Corp.	6,965	1,798,990
Eurofins Scientific SE	1,409	83,644
Illumina, Inc.(a)	1,671	318,810
IQVIA Holdings, Inc.(a)	1,984	359,382
Lonza Group AG (REG)	767	373,445
Mettler-Toledo International, Inc.(a)	239	259,105
PerkinElmer, Inc.	1,343	161,603
QIAGEN NV(a)	2,325	96,823
Sartorius AG (Preference Shares)	261	90,281
Sartorius Stedim Biotech	294	90,181
Thermo Fisher Scientific, Inc.	4,168	2,113,968
Waters Corp.(a)	637	171,691
West Pharmaceutical Services, Inc.	788	193,911

		6,843,219

Pharmaceuticals – 3.4%
Astellas Pharma, Inc.	18,758	248,493
AstraZeneca PLC	15,899	1,747,768
Bayer AG	10,081	464,477

Company	Shares	U.S. $ Value

Bristol-Myers Squibb Co.	22,715	$1,614,809
Catalent, Inc.(a)	1,906	137,918
Chugai Pharmaceutical Co., Ltd.	6,969	174,107
Daiichi Sankyo Co., Ltd.	18,008	503,339
Eisai Co., Ltd.	2,562	137,475
Eli Lilly & Co.	8,390	2,712,906
GSK PLC	41,732	602,723
Hikma Pharmaceuticals PLC	1,400	21,102
Ipsen SA	431	39,889
Johnson & Johnson	27,969	4,569,016
Kyowa Kirin Co., Ltd.	2,720	62,539
Merck & Co., Inc.	26,949	2,320,848
Merck KGaA	1,329	215,139
Nippon Shinyaku Co., Ltd.	495	25,256
Novartis AG (REG)	22,198	1,692,307
Novo Nordisk A/S - Class B	16,986	1,692,108
Ono Pharmaceutical Co., Ltd.	3,726	87,035
Organon & Co.	2,706	63,320
Orion Oyj - Class B	1,070	45,055
Otsuka Holdings Co., Ltd.	4,092	129,573
Pfizer, Inc.	59,705	2,612,691
Recordati Industria Chimica e Farmaceutica SpA	1,053	38,538
Roche Holding AG(b)	285	111,330
Roche Holding AG (Genusschein)	7,209	2,346,764
Sanofi	11,684	889,695
Shionogi & Co., Ltd.	2,770	133,775
Takeda Pharmaceutical Co., Ltd.	15,463	401,540
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	11,113	89,682
UCB SA	1,330	92,299
Viatris, Inc.	12,899	109,899
Zoetis, Inc.	4,980	738,484

		26,871,899

		65,301,361

Financials – 7.2%
Banks – 2.9%
ABN AMRO Bank NV(c)	4,261	38,180
Australia & New Zealand Banking Group Ltd.	30,612	448,123
Banco Bilbao Vizcaya Argentaria SA	68,417	306,908
Banco Santander SA	174,712	406,537
Bank Hapoalim BM	12,904	108,928
Bank Leumi Le-Israel BM	15,840	135,286
Bank of America Corp.	74,366	2,245,853
Barclays PLC	171,800	273,357
BNP Paribas SA	11,434	482,963
BOC Hong Kong Holdings Ltd.	37,283	123,993
CaixaBank SA	44,667	143,867
Chiba Bank Ltd. (The)(b)	5,340	28,918
Citigroup, Inc.	20,603	858,527
Citizens Financial Group, Inc.	5,273	181,180
Comerica, Inc.	1,392	98,971
Commerzbank AG(a)	10,819	77,021

Company	Shares	U.S. $ Value

Commonwealth Bank of Australia	17,509	$1,018,585
Concordia Financial Group Ltd.	10,968	34,038
Credit Agricole SA	11,929	96,840
Danske Bank A/S	6,949	86,492
DBS Group Holdings Ltd.	18,681	432,154
DNB Bank ASA	9,372	148,715
Erste Group Bank AG	3,464	75,938
Fifth Third Bancorp	7,300	233,308
FinecoBank Banca Fineco SpA	6,144	75,881
First Republic Bank/CA	1,944	253,789
Hang Seng Bank Ltd.	7,704	117,043
HSBC Holdings PLC	205,840	1,065,810
Huntington Bancshares, Inc./OH	15,342	202,208
ING Groep NV	40,087	343,483
Intesa Sanpaolo SpA	169,464	280,127
Israel Discount Bank Ltd. - Class A	12,463	62,755
Japan Post Bank Co., Ltd.	4,155	29,044
JPMorgan Chase & Co.	31,197	3,260,087
KBC Group NV	2,598	123,285
KeyCorp	9,922	158,950
Lloyds Banking Group PLC	706,247	319,215
M&T Bank Corp.	1,868	329,366
Mediobanca Banca di Credito Finanziario SpA	5,771	45,157
Mitsubishi UFJ Financial Group, Inc.	122,654	555,638
Mizrahi Tefahot Bank Ltd.	1,577	55,209
Mizuho Financial Group, Inc.	24,751	267,920
National Australia Bank Ltd.	32,994	610,907
Natwest Group PLC	54,918	136,785
Nordea Bank Abp	34,994	299,487
Oversea-Chinese Banking Corp., Ltd.	34,743	284,680
PNC Financial Services Group, Inc. (The)	4,363	651,919
Regions Financial Corp.	9,940	199,496
Resona Holdings, Inc.	22,172	81,138
Shizuoka Bank Ltd. (The)(a) (b) (d) (e)	4,497	27,203
Signature Bank/New York NY	669	101,019
Skandinaviska Enskilda Banken AB - Class A	16,397	156,276
Societe Generale SA	8,188	161,927
Standard Chartered PLC	25,642	160,379
Sumitomo Mitsui Financial Group, Inc.	13,480	373,686
Sumitomo Mitsui Trust Holdings, Inc.	3,403	96,780
SVB Financial Group(a)	628	210,870
Svenska Handelsbanken AB - Class A	14,695	120,631
Swedbank AB - Class A	9,124	119,759
Truist Financial Corp.	14,110	614,349
UniCredit SpA	20,841	210,996
United Overseas Bank Ltd.	12,149	220,050
US Bancorp	14,383	579,923
Wells Fargo & Co.	40,350	1,622,877
Westpac Banking Corp.	35,931	475,367
Zions Bancorp NA	1,601	81,427

		23,227,580

Capital Markets – 1.6%
3i Group PLC	9,805	117,733
Abrdn PLC	21,971	33,609
Ameriprise Financial, Inc.	1,151	289,995
Amundi SA(c)	613	25,520

Company	Shares	U.S. $ Value

ASX Ltd.(b)	2,054	$94,532
Bank of New York Mellon Corp. (The)	7,823	301,342
BlackRock, Inc.	1,604	882,649
Cboe Global Markets, Inc.	1,128	132,393
Charles Schwab Corp. (The)	16,244	1,167,456
CME Group, Inc.	3,824	677,345
Credit Suisse Group AG (REG)	26,517	104,890
Daiwa Securities Group, Inc.(b)	13,519	53,061
Deutsche Bank AG (REG)	20,823	154,173
Deutsche Boerse AG	1,973	323,427
EQT AB(b)	2,981	57,599
Euronext NV(c)	936	59,236
FactSet Research Systems, Inc.	404	161,644
Franklin Resources, Inc.(b)	3,022	65,033
Futu Holdings Ltd. (ADR)(a) (b)	656	24,462
Goldman Sachs Group, Inc. (The)	3,631	1,064,065
Hargreaves Lansdown PLC	3,584	34,324
Hong Kong Exchanges & Clearing Ltd.	12,389	423,486
Intercontinental Exchange, Inc.	5,941	536,769
Invesco Ltd.	4,839	66,294
Japan Exchange Group, Inc.	5,165	69,805
Julius Baer Group Ltd.(a)	2,328	101,592
London Stock Exchange Group PLC	3,426	289,322
Macquarie Group Ltd.	3,749	365,753
MarketAxess Holdings, Inc.	400	88,996
Moody’s Corp.	1,679	408,182
Morgan Stanley	14,246	1,125,577
MSCI, Inc.	856	361,052
Nasdaq, Inc.	3,606	204,388
Nomura Holdings, Inc.(b)	29,578	97,988
Northern Trust Corp.	2,217	189,687
Partners Group Holding AG	233	187,515
Raymond James Financial, Inc.	2,066	204,162
S&P Global, Inc.	3,624	1,106,588
SBI Holdings, Inc./Japan(b)	2,467	44,271
Schroders PLC	7,364	31,653
Singapore Exchange Ltd.	8,097	53,119
St. James’s Place PLC	5,443	61,986
State Street Corp.	3,911	237,828
T. Rowe Price Group, Inc.	2,401	252,129
UBS Group AG (REG)	36,090	523,592

		12,856,222

Consumer Finance – 0.2%
American Express Co.	6,381	860,861
Capital One Financial Corp.	4,083	376,330
Discover Financial Services	2,906	264,213
Synchrony Financial	5,125	144,474

		1,645,878

Diversified Financial Services – 0.8%
Berkshire Hathaway, Inc. - Class B(a)	19,200	5,126,784
Eurazeo SE	464	24,212
EXOR NV(a) (d) (e)	1,169	75,019
Groupe Bruxelles Lambert NV	1,033	72,243

Company	Shares	U.S. $ Value

Industrivarden AB - Class A	1,313	$26,447
Industrivarden AB - Class C	1,637	32,649
Investor AB - Class A	5,024	76,986
Investor AB - Class B	18,694	272,768
Kinnevik AB - Class B(a)	2,439	31,965
L E Lundbergforetagen AB - Class B	765	27,617
M&G PLC	26,194	48,253
Mitsubishi HC Capital, Inc.(b)	6,650	28,583
ORIX Corp.	12,038	168,641
Sofina SA(b)	177	30,548
Wendel SE	270	19,325

		6,062,040

Insurance – 1.7%
Admiral Group PLC	1,781	37,835
Aegon NV(b)	18,038	71,701
Aflac, Inc.	6,117	343,775
Ageas SA/NV	1,677	61,163
AIA Group Ltd.	123,589	1,028,990
Allianz SE (REG)	4,191	660,226
Allstate Corp. (The)	2,875	358,024
American International Group, Inc.	8,089	384,066
Aon PLC - Class A	2,244	601,100
Arthur J Gallagher & Co.	2,238	383,190
Assicurazioni Generali SpA(b)	11,150	152,246
Assurant, Inc.	566	82,223
Aviva PLC	28,121	120,606
AXA SA	19,178	418,711
Baloise Holding AG (REG)	490	62,610
Brown & Brown, Inc.	2,494	150,837
Chubb Ltd.	4,443	808,093
Cincinnati Financial Corp.	1,694	151,732
Dai-ichi Life Holdings, Inc.	9,968	158,494
Everest Re Group Ltd.	419	109,962
Gjensidige Forsikring ASA	2,015	34,576
Globe Life, Inc.	964	96,111
Hannover Rueck SE	641	96,089
Hartford Financial Services Group, Inc. (The)	3,438	212,950
Insurance Australia Group Ltd.	24,836	73,471
Japan Post Holdings Co., Ltd.	23,954	158,700
Japan Post Insurance Co., Ltd.	2,013	28,194
Legal & General Group PLC	60,150	143,577
Lincoln National Corp.	1,648	72,364
Loews Corp.	2,127	106,010
Marsh & McLennan Cos., Inc.	5,309	792,581
Medibank Pvt Ltd.	27,747	62,019
MetLife, Inc.	7,127	433,179
MS&AD Insurance Group Holdings, Inc.	4,657	123,330
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,452	349,526
NN Group NV	2,908	113,104
Phoenix Group Holdings PLC	7,049	41,052
Poste Italiane SpA(c)	5,263	39,762
Principal Financial Group, Inc.	2,466	177,922
Progressive Corp. (The)	6,222	723,059
Prudential Financial, Inc.	3,957	339,431
Prudential PLC	28,209	276,099

Company	Shares	U.S. $ Value

QBE Insurance Group Ltd.	14,876	$110,375
Sampo Oyj - Class A	4,914	209,787
Sompo Holdings, Inc.	3,270	130,837
Suncorp Group Ltd.	12,721	82,088
Swiss Life Holding AG (REG)	326	144,031
Swiss Re AG	3,099	228,564
T&D Holdings, Inc.	5,340	50,757
Tokio Marine Holdings, Inc.(b)	18,840	334,846
Travelers Cos., Inc. (The)	2,525	386,830
Tryg A/S	3,627	74,875
Willis Towers Watson PLC	1,170	235,100
WR Berkley Corp.	2,173	140,332
Zurich Insurance Group AG	1,544	615,516

		13,382,628

		57,174,348

Consumer Discretionary – 6.5%
Auto Components – 0.1%
Aisin Corp.(b)	1,484	38,198
Aptiv PLC(a)	2,882	225,401
BorgWarner, Inc.	2,519	79,097
Bridgestone Corp.	5,879	190,132
Cie Generale des Etablissements Michelin SCA	6,988	156,571
Continental AG	1,197	53,115
Denso Corp.	4,451	203,514
Koito Manufacturing Co., Ltd.	2,104	28,766
Sumitomo Electric Industries Ltd.	7,148	72,563
Valeo	2,088	31,549

		1,078,906

Automobiles – 1.5%
Bayerische Motoren Werke AG	3,394	230,037
Bayerische Motoren Werke AG (Preference Shares)	653	42,405
Ferrari NV	1,295	239,816
Ford Motor Co.	42,013	470,546
General Motors Co.	15,511	497,748
Honda Motor Co., Ltd.	16,629	360,945
Isuzu Motors Ltd.	5,874	64,951
Mazda Motor Corp.	5,729	38,041
Mercedes-Benz Group AG	8,244	416,875
Nissan Motor Co., Ltd.	23,388	75,371
Porsche Automobil Holding SE (Preference Shares)	1,606	90,487
Renault SA(a)	1,936	52,380
Stellantis NV	22,287	263,264
Subaru Corp.	6,199	93,681
Suzuki Motor Corp.	3,856	120,038
Tesla, Inc.(a)	28,334	7,515,594
Toyota Motor Corp.	108,812	1,422,221
Volkswagen AG	326	53,128
Volkswagen AG (Preference Shares)	1,935	236,441
Volvo Car AB - Class B(a)	6,056	26,279
Yamaha Motor Co., Ltd.	2,999	56,189

		12,366,437

Company	Shares	U.S. $ Value

Distributors – 0.1%
D’ieteren Group	253	$35,648
Genuine Parts Co.	1,505	224,727
LKQ Corp.	2,773	130,747
Pool Corp.	421	133,966

		525,088

Diversified Consumer Services – 0.0%
IDP Education Ltd.(b)	2,103	35,327

Hotels, Restaurants & Leisure – 1.0%
Accor SA(a)	1,714	35,884
Aristocrat Leisure Ltd.	6,071	128,017
Booking Holdings, Inc.(a)	422	693,435
Caesars Entertainment, Inc.(a)	2,281	73,585
Carnival Corp.(a)	10,500	73,815
Chipotle Mexican Grill, Inc.(a)	295	443,314
Compass Group PLC	18,199	362,386
Darden Restaurants, Inc.	1,304	164,721
Domino’s Pizza Enterprises Ltd.(b)	610	20,097
Domino’s Pizza, Inc.	382	118,496
Entain PLC	5,908	70,639
Evolution AB(c)	1,922	151,929
Expedia Group, Inc.(a)	1,617	151,497
Flutter Entertainment PLC(a)	1,722	189,819
Galaxy Entertainment Group Ltd.	21,942	128,973
Genting Singapore Ltd.	60,925	33,109
Hilton Worldwide Holdings, Inc.	2,918	351,969
InterContinental Hotels Group PLC	1,927	92,808
La Francaise des Jeux SAEM(c)	1,096	32,512
Las Vegas Sands Corp.(a)	3,495	131,132
Lottery Corp. Ltd. (The)(a)	22,425	60,098
Marriott International, Inc./MD - Class A	2,935	411,311
McDonald’s Corp.	7,827	1,806,002
McDonald’s Holdings Co. Japan Ltd.	929	32,369
MGM Resorts International	3,471	103,158
Norwegian Cruise Line Holdings Ltd.(a)	4,483	50,927
Oriental Land Co., Ltd./Japan(b)	2,084	282,650
Royal Caribbean Cruises Ltd.(a)	2,333	88,421
Sands China Ltd.(a)	24,462	60,916
Sodexo SA	953	71,570
Starbucks Corp.	12,206	1,028,477
Whitbread PLC	2,035	51,584
Wynn Resorts Ltd.(a)	1,101	69,396
Yum! Brands, Inc.	3,027	321,891

		7,886,907

Household Durables – 0.3%
Barratt Developments PLC	10,300	38,928
Berkeley Group Holdings PLC	1,131	41,322
DR Horton, Inc.	3,364	226,565
Electrolux AB - Class B(b)	1,832	19,041

Company	Shares	U.S. $ Value

Garmin Ltd.	1,641	$131,789
Iida Group Holdings Co., Ltd.	1,483	20,074
Lennar Corp. - Class A	2,713	202,254
Mohawk Industries, Inc.(a)	561	51,158
Newell Brands, Inc.	4,004	55,616
NVR, Inc.(a)	33	131,574
Open House Group Co., Ltd.(b)	825	27,871
Panasonic Holdings Corp.(b)	22,251	156,247
Persimmon PLC	3,215	43,969
PulteGroup, Inc.	2,463	92,362
SEB SA	278	17,486
Sekisui Chemical Co., Ltd.	3,800	46,489
Sekisui House Ltd.	6,208	102,819
Sharp Corp./Japan(b)	2,157	12,862
Sony Group Corp.	12,940	833,522
Taylor Wimpey PLC	32,673	31,815
Whirlpool Corp.	580	78,190

		2,361,953

Internet & Direct Marketing Retail – 1.5%
Amazon.com, Inc.(a)	94,285	10,654,205
Delivery Hero SE(a) (c)	1,643	60,014
eBay, Inc.	5,844	215,118
Etsy, Inc.(a)	1,347	134,875
Just Eat Takeaway.com NV(a) (b) (c)	1,820	28,231
Prosus NV(a)	8,518	443,163
Rakuten Group, Inc.(b)	8,758	37,480
Zalando SE(a) (c)	2,243	43,812
ZOZO, Inc.	1,255	25,122

		11,642,020

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	2,080	135,550
Hasbro, Inc.	1,381	93,107
Shimano, Inc.	773	120,947
Yamaha Corp.	1,474	52,378

		401,982

Multiline Retail – 0.3%
Cie Financiere Richemont SA (REG)	5,359	505,865
Dollar General Corp.	2,415	579,262
Dollar Tree, Inc.(a)	2,245	305,544
Next PLC	1,339	71,069
Pan Pacific International Holdings Corp.	3,794	66,929
Target Corp.	4,933	732,008
Wesfarmers Ltd.	11,577	316,498

		2,577,175

Specialty Retail – 1.0%
Advance Auto Parts, Inc.	645	100,839
AutoZone, Inc.(a)	207	443,380
Bath & Body Works, Inc.	2,429	79,185
Best Buy Co., Inc.	2,132	135,041
CarMax, Inc.(a)	1,693	111,772
Chow Tai Fook Jewellery Group Ltd.	20,150	37,869

Company	Shares	U.S. $ Value

Fast Retailing Co., Ltd.(b)	607	$321,676
H & M Hennes & Mauritz AB - Class B(b)	7,358	68,025
Hikari Tsushin, Inc.(b)	211	24,786
Home Depot, Inc. (The)	10,933	3,016,852
Industria de Diseno Textil SA(b)	11,213	231,399
JD Sports Fashion PLC	25,984	28,626
Kingfisher PLC	19,545	47,577
Lowe’s Cos., Inc.	6,799	1,276,920
Nitori Holdings Co., Ltd.(b)	863	72,423
O’Reilly Automotive, Inc.(a)	678	476,871
Ross Stores, Inc.	3,722	313,653
TJX Cos., Inc. (The)	12,464	774,264
Tractor Supply Co.	1,181	219,524
Ulta Beauty, Inc.(a)	551	221,056
USS Co., Ltd.	2,209	34,116

		8,035,854

Textiles, Apparel & Luxury Goods – 0.6%
adidas AG	1,795	206,356
Burberry Group PLC	4,080	81,500
EssilorLuxottica SA	2,962	402,604
Hermes International	329	386,943
Kering SA	776	344,194
LVMH Moet Hennessy Louis Vuitton SE	2,849	1,679,698
Moncler SpA	2,183	89,120
NIKE, Inc. - Class B	13,443	1,117,382
Pandora A/S	915	42,791
Puma SE	1,150	53,199
Ralph Lauren Corp.	456	38,728
Swatch Group AG (The)	313	70,299
Swatch Group AG (The) (REG)	530	22,203
Tapestry, Inc.	2,679	76,164
VF Corp.	3,513	105,074

		4,716,255

		51,627,904

Industrials – 5.5%
Aerospace & Defense – 0.9%
Airbus SE	6,065	522,805
BAE Systems PLC	31,961	280,823
Boeing Co. (The)(a)	5,938	718,973
Dassault Aviation SA	291	33,107
Elbit Systems Ltd.	293	55,475
General Dynamics Corp.	2,392	507,511
Howmet Aerospace, Inc.	3,933	121,648
Huntington Ingalls Industries, Inc.	425	94,138
Kongsberg Gruppen ASA	909	27,586
L3Harris Technologies, Inc.	2,036	423,142
Lockheed Martin Corp.	2,510	969,588
MTU Aero Engines AG	564	84,292
Northrop Grumman Corp.	1,547	727,585
Raytheon Technologies Corp.	15,707	1,285,775

Company	Shares	U.S. $ Value

Rheinmetall AG	478	$73,596
Rolls-Royce Holdings PLC(a)	84,306	64,566
Safran SA	3,542	322,286
Singapore Technologies Engineering Ltd.	15,730	39,080
Textron, Inc.	2,250	131,085
Thales SA	1,114	122,756
TransDigm Group, Inc.	548	287,601

		6,893,418

Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	1,318	126,937
Deutsche Post AG (REG)	10,261	309,263
DSV A/S	1,952	228,672
Expeditors International of Washington, Inc.	1,740	153,659
FedEx Corp.	2,543	377,559
Nippon Express Holdings, Inc.	773	39,291
SG Holdings Co., Ltd.	2,929	40,117
United Parcel Service, Inc. - Class B	7,785	1,257,589
Yamato Holdings Co., Ltd.(b)	2,936	44,091

		2,577,178

Airlines – 0.1%
Alaska Air Group, Inc.(a)	1,349	52,813
American Airlines Group, Inc.(a)	6,913	83,233
ANA Holdings, Inc.(a)	1,610	30,288
Delta Air Lines, Inc.(a)	6,821	191,397
Deutsche Lufthansa AG (REG)(a)	6,022	34,616
Japan Airlines Co., Ltd.(a)	1,453	26,020
Qantas Airways Ltd.(a)	9,311	29,880
Singapore Airlines Ltd.(a) (b)	13,499	47,710
Southwest Airlines Co.(a)	6,312	194,662
United Airlines Holdings, Inc.(a)	3,476	113,074

		803,693

Building Products – 0.4%
A O Smith Corp.	1,367	66,409
AGC, Inc.	1,947	60,614
Allegion PLC	934	83,761
Assa Abloy AB - Class B	10,352	193,956
Carrier Global Corp.	8,953	318,369
Cie de Saint-Gobain	5,097	182,246
Daikin Industries Ltd.	2,573	395,905
Fortune Brands Home & Security, Inc.	1,376	73,877
Geberit AG (REG)	371	159,080
Johnson Controls International PLC	7,327	360,635
Kingspan Group PLC	1,616	72,808
Lixil Corp.	3,025	44,385
Masco Corp.	2,399	112,009
Nibe Industrier AB - Class B	15,403	137,398
Otis Worldwide Corp.	4,470	285,186
ROCKWOOL A/S - Class B	103	16,247
TOTO Ltd.	1,426	47,619
Trane Technologies PLC	2,465	356,957
Xinyi Glass Holdings Ltd.	18,257	26,403

		2,993,864

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.2%
Brambles Ltd.	14,453	$105,730
Cintas Corp.	915	355,194
Copart, Inc.(a)	2,276	242,166
Dai Nippon Printing Co., Ltd.	2,237	44,817
Rentokil Initial PLC	18,733	99,294
Republic Services, Inc.	2,185	297,248
Rollins, Inc.	2,462	85,382
Secom Co., Ltd.	2,191	124,929
Securitas AB - Class B(b)	3,154	21,895
TOPPAN, Inc.	2,642	39,355
Waste Management, Inc.	4,001	641,000

		2,057,010

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA(b)	2,313	51,972
Bouygues SA	2,312	60,478
Eiffage SA	896	71,853
Epiroc AB - Class A	6,639	94,974
Epiroc AB - Class B	3,929	49,543
Ferrovial SA	4,942	112,177
Kajima Corp.(b)	4,067	38,549
Obayashi Corp.	6,542	41,986
Quanta Services, Inc.	1,521	193,760
Shimizu Corp.(b)	5,561	27,188
Skanska AB - Class B	3,427	42,652
Taisei Corp.	1,922	53,304
Vinci SA	5,480	443,117

		1,281,553

Electrical Equipment – 0.5%
ABB Ltd. (REG)	16,899	436,322
AMETEK, Inc.	2,442	276,947
Eaton Corp. PLC	4,237	565,046
Emerson Electric Co.	6,290	460,554
Fuji Electric Co., Ltd.	1,278	46,840
Generac Holdings, Inc.(a)	679	120,957
Legrand SA	2,752	177,942
Mitsubishi Electric Corp.	19,641	177,713
Nidec Corp.	4,584	256,594
Prysmian SpA	2,566	73,500
Rockwell Automation, Inc.	1,228	264,155
Schneider Electric SE	5,567	628,797
Siemens Energy AG(a)	4,431	48,789
Siemens Gamesa Renewable Energy SA(a)	2,401	41,861
Vestas Wind Systems A/S	10,402	191,531

		3,767,548

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.5%
3M Co.	5,889	$650,734
CK Hutchison Holdings Ltd.	27,053	148,960
DCC PLC	993	51,569
General Electric Co.	11,665	722,180
Hitachi Ltd.	9,959	423,816
Honeywell International, Inc.	7,167	1,196,674
Investment AB Latour - Class B(b)	1,491	24,670
Jardine Matheson Holdings Ltd.	1,634	82,612
Keppel Corp., Ltd.	14,674	70,610
Lifco AB - Class B	2,348	32,574
Melrose Industries PLC	44,053	49,259
Siemens AG (REG)	7,850	767,281
Smiths Group PLC	3,730	62,130
Toshiba Corp.	4,068	144,924

		4,427,993

Machinery – 1.0%
Alfa Laval AB	2,958	73,350
Alstom SA	3,196	51,698
Atlas Copco AB - Class A	27,060	251,505
Atlas Copco AB - Class B	15,724	130,336
Caterpillar, Inc.	5,616	921,473
CNH Industrial NV	10,310	115,392
Cummins, Inc.	1,500	305,265
Daifuku Co., Ltd.	1,020	47,978
Daimler Truck Holding AG(a)	4,600	103,994
Deere & Co.	2,959	987,981
Dover Corp.	1,527	178,018
FANUC Corp.	1,998	280,548
Fortive Corp.	3,784	220,607
GEA Group AG	1,545	50,001
Hitachi Construction Machinery Co., Ltd.	1,083	20,127
Hoshizaki Corp.	1,094	30,512
Husqvarna AB - Class B	4,217	23,376
IDEX Corp.	803	160,480
Illinois Tool Works, Inc.	2,997	541,408
Indutrade AB	2,776	45,027
Ingersoll Rand, Inc.	4,289	185,542
KION Group AG	727	13,923
Knorr-Bremse AG	730	31,349
Komatsu Ltd.	9,396	171,085
Kone Oyj - Class B	3,540	136,391
Kubota Corp.	10,350	143,833
Kurita Water Industries Ltd.(b)	1,130	40,119
Makita Corp.(b)	2,257	43,798
MINEBEA MITSUMI, Inc.(b)	3,657	54,101
MISUMI Group, Inc.	2,864	61,669
Mitsubishi Heavy Industries Ltd.	3,370	112,084
NGK Insulators Ltd.(b)	2,207	27,470
Nordson Corp.	575	122,055
PACCAR, Inc.	3,699	309,569
Parker-Hannifin Corp.	1,366	330,995
Pentair PLC	1,750	71,103
Rational AG	60	29,059
Sandvik AB(b)	10,837	147,725
Schindler Holding AG	435	67,512
Schindler Holding AG (REG)	239	36,011
SKF AB - Class B	3,852	51,604

Company	Shares	U.S. $ Value

SMC Corp.	598	$243,368
Snap-on, Inc.	567	114,165
Spirax-Sarco Engineering PLC	782	89,893
Stanley Black & Decker, Inc.	1,572	118,230
Techtronic Industries Co., Ltd.	13,862	132,273
Toyota Industries Corp.	1,574	75,191
VAT Group AG(a) (c)	291	59,052
Volvo AB - Class A	2,017	29,847
Volvo AB - Class B	15,337	217,033
Wartsila OYJ Abp	4,769	30,464
Westinghouse Air Brake Technologies Corp.	1,935	157,412
Xylem, Inc./NY	1,917	167,469

		8,160,470

Marine – 0.1%
AP Moller - Maersk A/S - Class A	33	58,303
AP Moller - Maersk A/S - Class B	52	94,496
Kuehne & Nagel International AG (REG)	566	115,256
Mitsui OSK Lines Ltd.(b)	3,463	61,962
Nippon Yusen KK(b)	5,061	85,905
SITC International Holdings Co., Ltd.	13,511	24,778
ZIM Integrated Shipping Services Ltd.	853	20,045

		460,745

Professional Services – 0.4%
Adecco Group AG (REG)(a)	1,610	44,435
Bureau Veritas SA	2,962	66,282
CoStar Group, Inc.(a)	4,212	293,366
Equifax, Inc.	1,302	223,202
Experian PLC	9,450	276,626
Intertek Group PLC	1,626	66,713
Jacobs Solutions, Inc.	1,358	147,329
Leidos Holdings, Inc.	1,453	127,094
Nielsen Holdings PLC	3,826	106,057
Nihon M&A Center Holdings, Inc.	3,051	34,895
Persol Holdings Co., Ltd.	1,788	33,075
Randstad NV(b)	1,204	51,966
Recruit Holdings Co., Ltd.	14,815	426,755
RELX PLC (London)	19,667	480,578
Robert Half International, Inc.	1,166	89,199
SGS SA (REG)	68	145,503
Teleperformance	607	153,986
Verisk Analytics, Inc.	1,670	284,785
Wolters Kluwer NV	2,696	262,519

		3,314,365

Road & Rail – 0.5%
Aurizon Holdings Ltd.	18,545	41,015
Central Japan Railway Co.	1,491	175,030
CSX Corp.	22,778	606,806
East Japan Railway Co.	3,140	161,033
Grab Holdings Ltd. - Class A(a)	13,321	35,034
Hankyu Hanshin Holdings, Inc.	2,305	69,372
JB Hunt Transport Services, Inc.	883	138,119
Keio Corp.(b)	1,036	37,751

Company	Shares	U.S. $ Value

Keisei Electric Railway Co., Ltd.(b)	1,302	$35,469
Kintetsu Group Holdings Co., Ltd.(b)	1,728	57,532
MTR Corp., Ltd.	15,600	71,555
Norfolk Southern Corp.	2,499	523,915
Odakyu Electric Railway Co., Ltd.(b)	2,970	38,269
Old Dominion Freight Line, Inc.	975	242,551
Tobu Railway Co., Ltd.(b)	1,902	44,834
Tokyu Corp.(b)	5,036	57,433
Union Pacific Corp.	6,643	1,294,189
West Japan Railway Co.(b)	2,337	89,330

		3,719,237

Trading Companies & Distributors – 0.3%
AerCap Holdings NV(a)	1,356	57,399
Ashtead Group PLC	4,598	206,495
Brenntag SE	1,621	97,993
Bunzl PLC	3,399	103,850
Fastenal Co.	6,113	281,443
Ferguson PLC	2,227	231,005
ITOCHU Corp.	12,149	293,251
Marubeni Corp.	15,764	137,549
Mitsubishi Corp.(b)	13,031	356,401
Mitsui & Co., Ltd.	14,407	306,577
MonotaRO Co., Ltd.(b)	2,525	38,746
Reece Ltd.(b)	2,297	20,641
Sumitomo Corp.	11,347	140,185
Toyota Tsusho Corp.	2,140	66,286
United Rentals, Inc.(a)	744	200,969
WW Grainger, Inc.	482	235,790

		2,774,580

Transportation Infrastructure – 0.1%
Aena SME SA(a) (c)	788	81,778
Aeroports de Paris(a)	338	39,059
Atlantia SpA	4,992	110,152
Auckland International Airport Ltd.(a)	12,611	50,549
Getlink SE	4,433	68,744
Transurban Group	31,507	248,824

		599,106

		43,830,760

Consumer Staples – 4.5%
Beverages – 1.1%
Anheuser-Busch InBev SA/NV	8,941	404,997
Asahi Group Holdings Ltd.	4,750	148,086
Brown-Forman Corp. - Class B	1,945	129,479
Budweiser Brewing Co. APAC Ltd.(c)	17,346	45,170

Company	Shares	U.S. $ Value

Carlsberg AS - Class B	999	$116,820
Coca-Cola Co. (The)	41,405	2,319,508
Coca-Cola Europacific Partners PLC	2,174	92,656
Coca-Cola HBC AG(a)	2,025	42,312
Constellation Brands, Inc. - Class A	1,695	389,308
Davide Campari-Milano NV	5,266	46,591
Diageo PLC	23,468	987,850
Heineken Holding NV	1,025	70,170
Heineken NV	2,662	232,475
Ito En Ltd.	539	21,803
Keurig Dr Pepper, Inc.	9,038	323,741
Kirin Holdings Co., Ltd.	8,287	127,667
Molson Coors Beverage Co. - Class B	2,002	96,076
Monster Beverage Corp.(a)	4,092	355,840
PepsiCo, Inc.	14,681	2,396,820
Pernod Ricard SA	2,164	396,995
Remy Cointreau SA	258	42,815
Suntory Beverage & Food Ltd.	1,400	49,825
Treasury Wine Estates Ltd.	7,272	58,513

		8,895,517

Food & Staples Retailing – 0.9%
Aeon Co., Ltd.	6,588	123,021
Carrefour SA	6,253	86,723
Coles Group Ltd.	13,439	141,679
Costco Wholesale Corp.	4,712	2,225,336
Endeavour Group Ltd./Australia	13,513	60,729
HelloFresh SE(a)	1,664	34,831
J Sainsbury PLC	17,625	34,132
Jeronimo Martins SGPS SA	2,853	53,133
Kesko Oyj - Class B	2,751	51,325
Kobe Bussan Co., Ltd.(b)	1,597	38,420
Koninklijke Ahold Delhaize NV(b)	10,730	273,309
Kroger Co. (The)	6,927	303,056
Ocado Group PLC(a)	5,923	30,737
Seven & i Holdings Co., Ltd.	7,713	309,832
Sysco Corp.	5,420	383,248
Tesco PLC	77,455	177,765
Walgreens Boots Alliance, Inc.	7,631	239,614
Walmart, Inc.	15,163	1,966,641
Welcia Holdings Co., Ltd.	950	20,047
Woolworths Group Ltd.(b)	12,455	270,655

		6,824,233

Food Products – 1.0%
Ajinomoto Co., Inc.	4,703	128,539
Archer-Daniels-Midland Co.	5,963	479,723
Associated British Foods PLC	3,589	50,148
Barry Callebaut AG (REG)	38	71,631
Campbell Soup Co.	2,142	100,931
Chocoladefabriken Lindt & Spruengli AG	11	106,307
Chocoladefabriken Lindt & Spruengli AG (REG)	2	199,173
Conagra Brands, Inc.	5,107	166,641
Danone SA	6,567	310,523
General Mills, Inc.	6,337	485,478
Hershey Co. (The)	1,562	344,374

Company	Shares	U.S. $ Value

Hormel Foods Corp.	3,079	$139,910
JDE Peet’s NV	1,011	29,560
JM Smucker Co. (The)	1,134	155,823
Kellogg Co.	2,714	189,057
Kerry Group PLC - Class A	1,652	147,246
Kikkoman Corp.	1,552	87,985
Kraft Heinz Co. (The)	8,473	282,575
Lamb Weston Holdings, Inc.	1,529	118,314
McCormick & Co., Inc./MD	2,664	189,863
MEIJI Holdings Co., Ltd.	1,117	49,584
Mondelez International, Inc. - Class A	14,580	799,421
Mowi ASA	4,205	53,486
Nestle SA (REG)	28,884	3,124,016
Nisshin Seifun Group, Inc.(b)	1,993	20,130
Nissin Foods Holdings Co., Ltd.	638	44,347
Orkla ASA	7,567	55,007
Salmar ASA	599	20,190
Tyson Foods, Inc. - Class A	3,081	203,130
WH Group Ltd.(c)	84,024	52,846
Wilmar International Ltd.	19,354	51,489
Yakult Honsha Co., Ltd.	1,381	80,187

		8,337,634

Household Products – 0.7%
Church & Dwight Co., Inc.	2,584	184,601
Clorox Co. (The)	1,310	168,191
Colgate-Palmolive Co.	8,873	623,328
Essity AB - Class B	6,133	121,168
Henkel AG & Co. KGaA	1,131	64,097
Henkel AG & Co. KGaA (Preference Shares)	1,875	111,351
Kimberly-Clark Corp.	3,592	404,244
Procter & Gamble Co., (The)	25,420	3,209,275
Reckitt Benckiser Group PLC	7,337	486,307
Unicharm Corp.	4,216	138,305

		5,510,867

Personal Products – 0.4%
Beiersdorf AG	1,065	104,649
Estee Lauder Cos., Inc. (The) - Class A	2,466	532,409
Haleon PLC(a)	51,669	161,102
Kao Corp.	4,903	199,505
Kobayashi Pharmaceutical Co., Ltd.	537	31,470
Kose Corp.	385	39,695
L’Oreal SA	2,477	792,001
Shiseido Co., Ltd.	4,168	146,077
Unilever PLC	26,184	1,150,521

		3,157,429

Tobacco – 0.4%
Altria Group, Inc.	19,157	773,560
British American Tobacco PLC	22,128	793,455
Imperial Brands PLC	9,177	188,705
Japan Tobacco, Inc.	12,090	198,672
Philip Morris International, Inc.	16,491	1,368,918
Swedish Match AB	15,425	152,580

		3,475,890

		36,201,570

Company	Shares	U.S. $ Value

Communication Services – 4.0%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	75,807	$1,162,879
Bezeq The Israeli Telecommunication Corp., Ltd.	18,408	30,091
BT Group PLC	70,623	94,939
Cellnex Telecom SA(c)	5,667	174,808
Charter Communications, Inc. - Class A(a)	1,179	357,650
Comcast Corp. - Class A	46,847	1,374,023
Deutsche Telekom AG (REG)	33,257	566,089
Elisa Oyj	1,530	69,323
HKT Trust & HKT Ltd.	38,163	44,697
Infrastrutture Wireless Italiane SpA(c)	3,386	29,541
Koninklijke KPN NV	32,499	87,954
Lumen Technologies, Inc.	10,134	73,776
Nippon Telegraph & Telephone Corp.	12,201	329,089
Orange SA	20,100	181,795
Proximus SADP	1,532	15,884
Singapore Telecommunications Ltd.	83,194	153,513
Spark New Zealand Ltd.	18,834	52,693
Swisscom AG (REG)	269	125,957
Telecom Italia SpA/Milano(a) (b)	100,391	18,569
Telefonica Deutschland Holding AG	10,489	21,207
Telefonica SA	52,536	173,680
Telenor ASA	7,049	64,513
Telia Co. AB	26,782	77,134
Telstra Corp., Ltd.(b)	39,792	98,255
United Internet AG (REG)	977	18,264
Verizon Communications, Inc.	44,676	1,696,348
Washington H Soul Pattinson & Co., Ltd.(b)	2,181	37,495

		7,130,166

Entertainment – 0.7%
Activision Blizzard, Inc.	7,573	562,977
Bollore SE	8,908	40,870
Capcom Co., Ltd.(b)	1,774	44,665
Electronic Arts, Inc.	2,810	325,145
Embracer Group AB(a) (b)	6,492	38,479
Koei Tecmo Holdings Co., Ltd.(b)	1,184	19,490
Konami Group Corp.(b)	939	43,478
Live Nation Entertainment, Inc.(a)	1,511	114,896
Netflix, Inc.(a)	4,731	1,113,867
Nexon Co., Ltd.(b)	4,977	87,932
Nintendo Co., Ltd.	11,360	458,197

Company	Shares	U.S. $ Value

Sea Ltd. (ADR)(a)	3,730	$209,067
Square Enix Holdings Co., Ltd.	864	37,239
Take-Two Interactive Software, Inc.(a)	1,667	181,703
Toho Co., Ltd./Tokyo	1,127	40,981
Ubisoft Entertainment SA(a)	945	25,971
Universal Music Group NV(b)	7,308	136,879
Walt Disney Co. (The)(a)	19,394	1,829,436
Warner Bros Discovery, Inc.(a)	23,500	270,250

		5,581,522

Interactive Media & Services – 2.0%
Adevinta ASA(a)	2,936	17,492
Alphabet, Inc. - Class A(a)	63,785	6,101,035
Alphabet, Inc. - Class C(a)	57,038	5,484,204
Auto Trader Group PLC(c)	9,578	54,317
Kakaku.com, Inc.	1,344	22,776
Match Group, Inc.(a)	3,010	143,727
Meta Platforms, Inc. - Class A(a)	24,262	3,291,868
REA Group Ltd.(b)	593	43,162
Scout24 SE(c)	842	42,193
SEEK Ltd.	3,387	41,165
Twitter, Inc.(a)	7,153	313,588
Z Holdings Corp.(b)	26,998	71,563

		15,627,090

Media – 0.1%
CyberAgent, Inc.	4,076	34,320
Dentsu Group, Inc.	2,179	61,944
DISH Network Corp. - Class A(a)	2,670	36,926
Fox Corp. - Class A	3,260	100,017
Fox Corp. - Class B	1,497	42,664
Hakuhodo DY Holdings, Inc.(b)	2,354	16,574
Informa PLC	14,350	82,023
Interpublic Group of Cos., Inc. (The)	4,160	106,496
News Corp. - Class A	4,102	61,981
News Corp. - Class B	1,271	19,599
Omnicom Group, Inc.	2,179	137,473
Paramount Global - Class B	5,372	102,283
Pearson PLC	6,439	61,490
Publicis Groupe SA	2,394	113,434
Vivendi SE	7,323	56,801
WPP PLC	10,760	88,826

		1,122,851

Wireless Telecommunication Services – 0.3%
KDDI Corp.	16,561	484,182
SoftBank Corp.(b)	29,471	294,295
SoftBank Group Corp.(b)	12,406	420,453
T-Mobile US, Inc.(a)	6,403	859,090
Tele2 AB - Class B(b)	5,769	49,784
Vodafone Group PLC	271,895	304,305

		2,412,109

		31,873,738

Company	Shares	U.S. $ Value

Energy – 2.6%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	10,763	$225,593
Halliburton Co.	9,648	237,534
Schlumberger NV	15,046	540,151
Tenaris SA	4,757	61,551

		1,064,829

Oil, Gas & Consumable Fuels – 2.5%
Aker BP ASA	3,186	91,453
Ampol Ltd.	2,400	44,392
APA Corp.	3,474	118,776
BP PLC	197,917	945,724
Chevron Corp.	19,157	2,752,286
ConocoPhillips	13,542	1,385,888
Coterra Energy, Inc.	8,463	221,054
Devon Energy Corp.	6,966	418,866
Diamondback Energy, Inc.	1,891	227,790
ENEOS Holdings, Inc.	30,918	99,715
Eni SpA	25,897	275,251
EOG Resources, Inc.	6,234	696,525
EQT Corp.	3,933	160,270
Equinor ASA	9,982	329,193
Exxon Mobil Corp.	44,335	3,870,889
Galp Energia SGPS SA(b)	5,050	48,588
Hess Corp.	2,964	323,046
Idemitsu Kosan Co., Ltd.(b)	2,100	45,640
Inpex Corp.	10,313	96,190
Kinder Morgan, Inc.	21,091	350,954
Marathon Oil Corp.	7,208	162,757
Marathon Petroleum Corp.	5,304	526,846
Neste Oyj	4,372	190,573
Occidental Petroleum Corp.	7,927	487,114
OMV AG	1,483	53,674
ONEOK, Inc.	4,754	243,595
Phillips 66	5,117	413,044
Pioneer Natural Resources Co.	2,539	549,770
Repsol SA(a)	14,619	167,976
Santos Ltd.	32,417	149,752
Shell PLC	76,323	1,893,416
TotalEnergies SE(a)	25,439	1,193,459
Valero Energy Corp.	4,191	447,808
Williams Cos., Inc. (The)	12,963	371,131
Woodside Energy Group Ltd.	19,482	398,047

		19,751,452

		20,816,281

Company	Shares	U.S. $ Value

Materials – 2.2%
Chemicals – 1.2%
Air Liquide SA	5,366	$613,329
Air Products and Chemicals, Inc.	2,359	549,010
Akzo Nobel NV	1,888	106,993
Albemarle Corp.	1,246	329,492
Arkema SA	618	45,039
Asahi Kasei Corp.	12,639	83,763
BASF SE	9,466	363,290
Celanese Corp.	1,060	95,760
CF Industries Holdings, Inc.	2,120	204,050
Chr Hansen Holding A/S	1,062	52,313
Clariant AG (REG)(a)	2,173	34,711
Corteva, Inc.	7,644	436,855
Covestro AG(c)	1,946	55,639
Croda International PLC	1,464	104,565
Dow, Inc.	7,640	335,625
DuPont de Nemours, Inc.	5,329	268,582
Eastman Chemical Co.	1,306	92,791
Ecolab, Inc.	2,638	380,980
EMS-Chemie Holding AG (REG)	77	48,607
Evonik Industries AG	2,112	35,371
FMC Corp.	1,340	141,638
Givaudan SA (REG)	95	286,995
ICL Group Ltd.	7,263	58,209
IMCD NV	609	72,204
International Flavors & Fragrances, Inc.	2,712	246,331
Johnson Matthey PLC	1,949	39,349
JSR Corp.(b)	1,839	34,872
Koninklijke DSM NV	1,795	204,254
Linde PLC	5,302	1,429,366
LyondellBasell Industries NV - Class A	2,707	203,783
Mitsubishi Chemical Group Corp.	12,899	59,089
Mitsui Chemicals, Inc.	1,855	36,157
Mosaic Co. (The)	3,673	177,516
Nippon Paint Holdings Co., Ltd.(b)	8,359	56,464
Nippon Sanso Holdings Corp.	1,792	28,326
Nissan Chemical Corp.	1,313	58,656
Nitto Denko Corp.	1,516	82,085
Novozymes A/S - Class B	2,164	108,746
OCI NV	1,071	39,211
Orica Ltd.	4,105	34,948
PPG Industries, Inc.	2,500	276,725
Sherwin-Williams Co. (The)	2,509	513,718
Shin-Etsu Chemical Co., Ltd.	3,857	381,676
Sika AG (REG)	1,503	302,090
Solvay SA	809	62,634
Sumitomo Chemical Co., Ltd.(b)	15,011	51,632
Symrise AG	1,383	134,860
Toray Industries, Inc.	13,972	68,768
Tosoh Corp.	2,620	29,201
Umicore SA	2,129	62,502
Yara International ASA	1,668	58,539

		9,577,309

Construction Materials – 0.1%
CRH PLC	7,783	250,238
HeidelbergCement AG	1,499	59,217
Holcim AG(a)	5,743	235,351

Company	Shares	U.S. $ Value

James Hardie Industries PLC	4,484	$88,077
Martin Marietta Materials, Inc.	664	213,868
Vulcan Materials Co.	1,414	223,002

		1,069,753

Containers & Packaging – 0.1%
Amcor PLC	15,986	171,530
Avery Dennison Corp.	864	140,573
Ball Corp.	3,344	161,582
International Paper Co.	3,851	122,077
Packaging Corp. of America	997	111,953
Sealed Air Corp.	1,545	68,768
SIG Group AG(a)	3,105	63,044
Smurfit Kappa Group PLC	2,479	70,897
Westrock Co.	2,705	83,557

		993,981

Metals & Mining – 0.7%
Anglo American PLC	13,045	391,687
Antofagasta PLC	3,973	48,684
ArcelorMittal SA	5,404	107,531
BHP Group Ltd.	51,943	1,291,205
BlueScope Steel Ltd.	4,518	43,877
Boliden AB(a)	2,755	85,118
Evolution Mining Ltd.	18,467	24,092
Fortescue Metals Group Ltd.(b)	17,061	183,156
Freeport-McMoRan, Inc.	15,212	415,744
Glencore PLC	101,163	531,613
Hitachi Metals Ltd.(a)	2,160	32,497
JFE Holdings, Inc.(b)	4,952	45,981
Mineral Resources Ltd.	1,825	76,603
Newcrest Mining Ltd.	8,969	98,472
Newmont Corp.	8,443	354,859
Nippon Steel Corp.	8,210	113,941
Norsk Hydro ASA	13,549	72,703
Northern Star Resources Ltd.(b)	11,147	55,816
Nucor Corp.	2,785	297,967
Rio Tinto Ltd.	3,804	230,113
Rio Tinto PLC	11,537	624,219
South32 Ltd.	46,987	111,543
Sumitomo Metal Mining Co., Ltd.	2,490	71,355
voestalpine AG	1,169	19,803

		5,328,579

Paper & Forest Products – 0.1%
Holmen AB - Class B	954	36,201
Mondi PLC	4,892	75,153
Oji Holdings Corp.(b)	8,176	30,338
Stora Enso Oyj - Class R	5,601	71,152
Svenska Cellulosa AB SCA - Class B	6,104	77,451
UPM-Kymmene Oyj	5,520	175,174

		465,469

		17,435,091

Company	Shares	U.S. $ Value

Utilities – 1.8%
Electric Utilities – 1.1%
Acciona SA	276	$48,509
Alliant Energy Corp.	2,669	141,430
American Electric Power Co., Inc.	5,465	472,449
Chubu Electric Power Co., Inc.(b)	6,491	58,377
CK Infrastructure Holdings Ltd.	5,927	30,230
CLP Holdings Ltd.	16,545	125,043
Constellation Energy Corp.	3,477	289,252
Duke Energy Corp.	8,191	761,927
Edison International	4,058	229,602
EDP - Energias de Portugal SA	27,968	121,381
Electricite de France SA	5,506	63,856
Elia Group SA/NV	363	42,715
Endesa SA	3,200	48,063
Enel SpA	83,453	342,259
Entergy Corp.	2,164	217,763
Evergy, Inc.	2,442	145,055
Eversource Energy	3,685	287,283
Exelon Corp.	10,550	395,203
FirstEnergy Corp.	5,775	213,675
Fortum Oyj	4,474	60,117
HK Electric Investments & HK Electric Investments Ltd. - Class SS(c)	26,708	18,713
Iberdrola SA	61,099	569,698
Kansai Electric Power Co., Inc. (The)(b)	7,093	59,343
Mercury NZ Ltd.	6,864	21,851
NextEra Energy, Inc.	20,901	1,638,847
NRG Energy, Inc.	2,501	95,713
Origin Energy Ltd.(b)	17,744	58,874
Orsted AS(c)	1,950	155,416
PG&E Corp.(a)	17,115	213,938
Pinnacle West Capital Corp.	1,203	77,606
Power Assets Holdings Ltd.	13,977	70,064
PPL Corp.	7,831	198,516
Red Electrica Corp. SA	4,124	63,285
Southern Co. (The)	11,308	768,944
SSE PLC	10,988	185,543
Terna - Rete Elettrica Nazionale	14,175	86,333
Tokyo Electric Power Co. Holdings, Inc.(a)	15,381	49,167
Verbund AG	742	63,350
Xcel Energy, Inc.	5,819	372,416

		8,861,806

Gas Utilities – 0.1%
APA Group(b)	11,887	73,140
Atmos Energy Corp.	1,488	151,553
Enagas SA	2,507	38,806
Hong Kong & China Gas Co., Ltd.	112,802	99,362
Naturgy Energy Group SA(b)	1,478	34,191
Osaka Gas Co., Ltd.	3,778	56,957
Snam SpA	20,316	82,116
Tokyo Gas Co., Ltd.	4,034	68,098

		604,223

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	7,105	$160,573
EDP Renovaveis SA	2,903	59,715
Meridian Energy Ltd.	12,972	34,808
RWE AG	6,584	242,001
Uniper SE	921	3,476

		500,573

Multi-Utilities – 0.5%
Ameren Corp.	2,749	221,432
CenterPoint Energy, Inc.	6,697	188,721
CMS Energy Corp.	3,087	179,787
Consolidated Edison, Inc.	3,772	323,487
Dominion Energy, Inc.	8,856	612,038
DTE Energy Co.	2,061	237,118
E.ON SE	22,620	173,784
Engie SA	18,402	211,805
National Grid PLC	37,416	385,164
NiSource, Inc.	4,319	108,796
Public Service Enterprise Group, Inc.	5,307	298,413
Sempra Energy	3,344	501,399
Veolia Environnement SA	6,781	129,600
WEC Energy Group, Inc.	3,356	300,127

		3,871,671

Water Utilities – 0.0%
American Water Works Co., Inc.	1,934	251,729
Severn Trent PLC	2,521	65,903
United Utilities Group PLC	6,870	67,836

		385,468

		14,223,741

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.3%
Alexandria Real Estate Equities, Inc.	1,580	221,500
American Tower Corp.	4,953	1,063,409
AvalonBay Communities, Inc.	1,488	274,075
Boston Properties, Inc.	1,517	113,730
British Land Co. PLC (The)	8,871	34,361
Camden Property Trust	1,133	135,337
CapitaLand Integrated Commercial Trust	53,735	71,477
CapLand Ascendas REIT	33,812	63,071
Covivio	524	25,243
Crown Castle, Inc.	4,607	665,942
Daiwa House REIT Investment Corp.	25	52,212
Dexus	10,836	53,904
Digital Realty Trust, Inc.	3,057	303,193
Duke Realty Corp.	4,096	197,427
Equinix, Inc.	969	551,206
Equity Residential	3,601	242,059
Essex Property Trust, Inc.	693	167,865

Company	Shares	U.S. $ Value

Extra Space Storage, Inc.	1,425	$246,112
Federal Realty Investment Trust	775	69,843
Gecina SA	518	40,570
GLP J-Reit	46	51,016
Goodman Group	16,940	171,209
GPT Group (The)	19,300	47,501
Healthpeak Properties, Inc.	5,740	131,561
Host Hotels & Resorts, Inc.	7,605	120,767
Invitation Homes, Inc.	6,168	208,293
Iron Mountain, Inc.	3,092	135,955
Japan Metropolitan Fund Invest	77	57,813
Japan Real Estate Investment Corp.	13	53,630
Kimco Realty Corp.	6,579	121,119
Klepierre SA(a)	2,069	35,970
Land Securities Group PLC	7,097	41,008
Link REIT	21,063	147,030
Mapletree Logistics Trust	31,227	33,741
Mapletree Pan Asia Commercial Trust	21,757	25,903
Mid-America Apartment Communities, Inc.	1,228	190,426
Mirvac Group	39,723	49,483
Nippon Building Fund, Inc.	16	70,408
Nippon Prologis REIT, Inc.(a)	22	48,233
Nomura Real Estate Master Fund, Inc.	46	50,841
Prologis, Inc.	7,876	800,202
Public Storage	1,681	492,214
Realty Income Corp.	6,570	382,374
Regency Centers Corp.	1,638	88,206
SBA Communications Corp.	1,148	326,778
Scentre Group	52,294	85,442
Segro PLC	12,114	101,078
Simon Property Group, Inc.	3,482	312,510
Stockland	24,051	50,334
UDR, Inc.	3,249	135,516
Ventas, Inc.	4,252	170,803
VICI Properties, Inc.	10,245	305,813
Vicinity Centres	38,985	43,468
Vornado Realty Trust	1,714	39,696
Warehouses De Pauw CVA	1,512	37,136
Welltower, Inc.	4,929	317,033
Weyerhaeuser Co.	7,875	224,910

		10,297,956

Real Estate Management & Development – 0.2%
Aroundtown SA	10,065	22,039
Azrieli Group Ltd.	427	29,142
Capitaland Investment Ltd./Singapore	24,789	59,639
CBRE Group, Inc. - Class A(a)	3,417	230,682
City Developments Ltd.	4,093	21,571
CK Asset Holdings Ltd.	20,190	121,208
Daito Trust Construction Co., Ltd.	659	61,644
Daiwa House Industry Co., Ltd.	6,094	123,907
ESR Group Ltd.(c)	19,958	50,202
Fastighets AB Balder - Class B(a)	6,354	25,363
Hang Lung Properties Ltd.	20,399	33,498
Henderson Land Development Co., Ltd.	14,633	40,976
Hongkong Land Holdings Ltd.	11,583	50,896
Hulic Co., Ltd.	3,868	28,498

Company	Shares		U.S. $ Value

LEG Immobilien SE		808	$48,229
Lendlease Corp., Ltd.(b)		6,939	39,671
Mitsubishi Estate Co., Ltd.		11,916	157,007
Mitsui Fudosan Co., Ltd.		9,241	176,041
New World Development Co., Ltd.		15,213	43,206
Nomura Real Estate Holdings, Inc.		1,195	26,988
Sagax AB - Class B		1,934	31,840
Sino Land Co., Ltd.		33,532	44,106
Sumitomo Realty & Development Co., Ltd.(b)		3,117	70,887
Sun Hung Kai Properties Ltd.		14,726	162,520
Swire Pacific Ltd. - Class A		5,016	37,492
Swire Properties Ltd.		11,788	25,359
Swiss Prime Site AG (REG)		814	64,841
Unibail-Rodamco-Westfield(a)		1,282	53,882
UOL Group Ltd.		4,678	21,522
Vonovia SE		7,349	158,604
Wharf Real Estate Investment Co., Ltd.		16,824	76,270

			2,137,730

			12,435,686

Total Common Stocks (cost $556,210,854)			445,440,464

	Notional Amount

OPTIONS PURCHASED - PUTS – 1.0%
Options on Indices – 1.0%
Euro STOXX 50 Index Expiration: Oct 2022; Contracts: 3,800; Exercise Price: EUR 3,400.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	12,920,000	487,124
FTSE 100 Index Expiration: Oct 2022; Contracts: 660; Exercise Price: GBP 7,100.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	4,686,000	206,339
Nikkei 225 Index Expiration: Oct 2022; Contracts: 63,000; Exercise Price: JPY 27,250.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	1,716,750,000	904,104
S&P 500 Index Expiration: Oct 2022; Contracts: 29,000; Exercise Price: USD 3,770.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	109,330,000	6,017,500

Total Options Purchased - Puts (premiums paid $2,951,654)			7,615,067

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 0.7%
Japan – 0.7%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027 (cost $7,477,890)	JPY	802,127	$5,868,721

	Shares

RIGHTS – 0.0%
Industrials – 0.0%
Commercial Services & Supplies – 0.0%
Securitas AB, expiring 10/11/2022 (a) (cost $8,395)		12,616	5,263

SHORT-TERM INVESTMENTS – 35.7%
Investment Companies – 35.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(f) (g) (h) (cost $285,254,750)		285,254,750	285,254,750

Total Investments Before Security Lending Collateral for Securities Loaned – 93.2% (cost $851,903,543)			744,184,265

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(f) (g) (h) (cost $2,172,478)		2,172,478	2,172,478

Total Investments – 93.5% (cost $854,076,021)(i)			746,356,743
Other assets less liabilities – 6.5%			51,920,414

Net Assets – 100.0%			$798,277,157

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	43	December 2022	$3,847,229	$(50,176)
10 Yr Mini Japan Government Bond Futures	102	December 2022	10,469,923	13,778
Euro-BTP Futures	143	December 2022	15,693,679	(728,866)
Euro-Bund Futures	40	December 2022	5,429,086	(319,966)
Euro-OAT Futures	70	December 2022	9,063,895	(531,761)
Hang Seng Index Futures	2	October 2022	219,245	(7,550)
Japan 10 Yr Bond (OSE) Futures	55	December 2022	56,356,664	(152,239)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Long Gilt Futures	214	December 2022	$23,033,979	$(3,137,057)
MSCI EAFE Futures	6	December 2022	498,180	(22,596)
S&P Mid 400 E Mini Futures	5	December 2022	1,104,100	(148,638)
S&P/TSX 60 Index Futures	68	December 2022	10,987,512	(776,961)
TOPIX Index Futures	6	December 2022	761,141	(29,734)
U.S. T-Note 5 Yr (CBT) Futures	294	December 2022	31,607,297	(1,155,701)
U.S. T-Note 10 Yr (CBT) Futures	888	December 2022	99,511,500	(4,697,662)
U.S. Ultra Bond (CBT) Futures	80	December 2022	10,960,000	(1,051,661)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	6	December 2022	615,878	(869)
Euro STOXX 50 Index Futures	562	December 2022	18,258,627	978,732
FTSE 100 Index Futures	108	December 2022	8,338,015	470,258
MSCI Singapore IX ETS Futures	59	October 2022	1,152,888	7,197
Nikkei 225 (CME) Futures	9	December 2022	1,167,525	46,047
OMXS 30 Index Futures	49	October 2022	808,009	65,102
S&P 500 E-Mini Futures	91	December 2022	16,386,825	764,260

				$(10,466,063)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	5,373	AUD	7,559	10/20/2022	$(536,969)
Bank of America, NA	GBP	18,809	USD	22,214	11/17/2022	1,197,845
Citibank, NA	SEK	28,604	USD	2,606	12/01/2022	21,170
Credit Suisse International	USD	4,476	CAD	5,710	10/27/2022	(342,762)
Deutsche Bank AG	CAD	4,684	USD	3,604	10/27/2022	213,108
Deutsche Bank AG	EUR	2,089	CHF	1,989	12/07/2022	(28,850)
Goldman Sachs Bank USA	AUD	5,229	USD	3,603	10/20/2022	257,606
Goldman Sachs Bank USA	JPY	4,446,905	USD	31,061	12/02/2022	151,185
Goldman Sachs Bank USA	CHF	4,169	EUR	4,280	12/07/2022	(37,474)
HSBC Bank USA	AUD	10,917	USD	7,554	10/20/2022	569,790
JPMorgan Chase Bank, NA	AUD	3,774	USD	2,564	10/20/2022	149,295
JPMorgan Chase Bank, NA	CAD	3,370	USD	2,562	10/27/2022	122,970
JPMorgan Chase Bank, NA	EUR	44,134	USD	43,148	12/08/2022	(305,595)
Morgan Stanley Capital Services, Inc.	CAD	5,812	USD	4,493	10/27/2022	285,740
Morgan Stanley Capital Services, Inc.	USD	2,048	JPY	291,265	12/02/2022	(23,838)
Morgan Stanley Capital Services, Inc.	CHF	9,870	USD	10,142	12/07/2022	77,126
Morgan Stanley Capital Services, Inc.	USD	2,756	CHF	2,682	12/07/2022	(20,957)
State Street Bank & Trust Co.	USD	236	NOK	2,428	12/01/2022	(13,219)

						$1,736,171

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Nikkei 225 Index(j)	Morgan Stanley & Co., Inc.	63	JPY	29,250.00	October 2022	JPY	1,842,750	$61,498	$(1,088)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(k)	Morgan Stanley & Co., Inc.	380	EUR	3,225.00	October 2022	EUR	12,255	$108,198	$(201,106)
FTSE 100 Index(k)	Morgan Stanley & Co., Inc.	660	GBP	6,700.00	October 2022	GBP	4,422	25,180	(73,324)
Nikkei 225 Index(j)	Morgan Stanley & Co., Inc.	63	JPY	26,000.00	October 2022	JPY	1,638,000	50,470	(214,382)
S&P 500 Index(l)	Morgan Stanley & Co., Inc.	290	USD	3,560.00	October 2022	USD	103,240	1,005,712	(2,527,350)

								$1,189,560	$(3,016,162)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $1,847,258 or 0.2% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,910,621 and gross unrealized depreciation of investments was $(143,125,983), resulting in net unrealized depreciation of $(118,215,362).

(j)	One contract relates to 1,000 shares.
(k)	One contract relates to 10 shares.
(l)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS —Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

September 30, 2022 (unaudited)

43.9%	United States
4.7%	Japan
2.7%	United Kingdom
1.8%	Switzerland
1.8%	France
1.4%	Australia
1.3%	Germany
0.7%	Netherlands
0.6%	Denmark
0.4%	Sweden
0.4%	Hong Kong
0.4%	Spain
0.3%	Italy
1.3%	Other
38.3%	Short-Term Investments

100.0%	Total Investments

1

All data are as of September 30, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.2% or less in the following: Austria, Belgium, Brazil, Chile, China, Finland, Ireland, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Portugal, Singapore, South Africa and Taiwan.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$84,819,137	$9,700,847	$—	$94,519,984
Health Care	48,699,773	16,601,588	—	65,301,361
Financials	35,293,688	21,778,438	102,222	57,174,348
Consumer Discretionary	37,549,705	14,078,199	—	51,627,904
Industrials	25,346,233	18,484,527	—	43,830,760
Consumer Staples	22,302,191	13,899,379	—	36,201,570
Communication Services	26,072,968	5,800,770	—	31,873,738
Energy	14,731,687	6,084,594	—	20,816,281
Materials	8,047,702	9,387,389	—	17,435,091
Utilities	10,073,505	4,150,236	—	14,223,741
Real Estate	9,040,438	3,395,248	—	12,435,686
Options Purchased - Puts	—	7,615,067	—	7,615,067
Inflation-Linked Securities	—	5,868,721	—	5,868,721
Rights	5,263	—	—	5,263
Short-Term Investments	285,254,750	—	—	285,254,750
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,172,478	—	—	2,172,478

Total Investments in Securities	609,409,518	136,845,003	102,222	746,356,743
Other Financial Instruments(a):
Assets:
Futures	2,345,374	—	—	2,345,374
Forward Currency Exchange Contracts	—	3,045,835	—	3,045,835
Liabilities:
Futures	(12,811,437)	—	—	(12,811,437)
Forward Currency Exchange Contracts	—	(1,309,664)	—	(1,309,664)
Call Options Written	—	(1,088)	—	(1,088)
Put Options Written	—	(3,016,162)	—	(3,016,162)

Total	$598,943,455	$135,563,924	$102,222	$734,609,601

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2022 is as follows:

Portfolio	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$443,533	$165,702	$323,980	$285,255	$2,155
Government Money Market Portfolio*	3,248	18,681	19,757	2,172	12
Total	$446,781	$184,383	$343,737	$287,427	$2,167

*	Investments of cash collateral for securities lending transactions.